Income Taxes (Details) - Schedule of provision for income taxes - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details 1)
Current	$ 6,406		$ 22,931	$ 34,253
Deferred			192,050	(429,232)
Total	$ 6,406		$ 214,981	$ (394,979)